SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended		19 Months Ended	12 Months Ended
	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum	Mar. 31, 2014 PRC	Mar. 31, 2014 PRC subsidiaries and VIE entities PRC	Mar. 31, 2013 PRC subsidiaries and VIE entities PRC	Mar. 31, 2012 PRC subsidiaries and VIE entities PRC
Revenue recognition
Business tax on the revenues earned from providing services and selling products (as a percent)				5.00%
Business tax recognized				$ 2,084	$ 1,576	$ 1,098
Expiry period of prepaid medical concierge card from date of purchase	1 year	2 years
Expiry period of components from date of purchase		1 year
Value added tax ("VAT")
VAT rate (as a percent)			3.00%